IMPAIRMENT LOSS ON MEADOWBANK MINE (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Meadowbank mine USD ($) USDperounce	Dec. 31, 2011 Meadowbank mine CAD
Property, Plant and Equipment [Line Items]
Impairment loss on Meadowbank mine (note 18)	$ 907,681,000
Property, plant and mine development book value	3,895,355,000	4,564,563,000	1,700,000,000
Old long-term gold prices (in dollars per ounce)			1,250	1,250
Long-term gold prices (in dollars per ounce)			1,553	1,553
Old foreign exchange rates (in dollars per share)			$ 0.92	1
Exchange rate under foreign exchange forward contract (in CAD per US dollar)			$ 0.97	1
Percentage of average gold recovery			92.90%	92.90%
Percentage of Interest rate used to calculated fair value by discounting the estimated future net cash flows (as a percent)			5.00%	5.00%